Related Party Consulting Agreements	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party consulting agreements

Note 13

Related party consulting agreements:

The Company entered into consulting agreements with several of its management.

In October 2019, the Company entered into a collaboration agreement with Adya Consulting, a company founded and managed by the Company’s then Chief Operating Officer, Silvia Panigone. Pursuant to the collaboration agreement, the Company agreed to pay Adya Consulting a one-time fee of CHF 2,500 ($2,705) for due diligence activities as well as a success fee of 5% for raising funds. For the year ended December 31, 2021, the Company recorded fees to Adya Consulting of $102,264 included in research and development expenses, respectively, on the statement of operating and comprehensive loss. Effective May 1, 2021, Ms. Panigone had entered into an employment agreement with the Company. On September 5, 2022, the Company and Ms. Panigone agreed that she would leave her position as Chief Operating Officer on November 30, 2022.

In January 2017, and as subsequently amended in October 2020, the Company entered into a consulting agreement with CHG BioVenture SA, an entity controlled by Mr. Hervé Girsault, the Company’s current Head of Business Development. Pursuant to the consulting agreement, the Company agreed to pay CHG BioVenture SA a monthly fee of CHF 17,500, as well as an opportunity to a bonus of up to 15% of the annual fee, subject to the Company’s discretion. In addition, the Company has agreed to pay CHG BioVenture SA a 1% fee tied to the net proceeds actually received by the Company in certain transactions, such as, but not limited to, an M&A transaction. The consulting agreement may be terminated by either party for any reason at the end of each calendar quarter with three months’ prior written notice, or immediately if Mr. Girsault breaches the confidentiality provision. The consulting agreement also provides for a 24-month non-competition clause. The consulting agreement also provides for standard confidentiality provisions as well as reimbursement for certain expenses. For the years ended December 31, 2022, 2021 and 2020, the Company recorded fees to CHG BioVenture SA of $131,941, $158,945 and $285,859, respectively, included in general and administrative expenses on the statement of operations and comprehensive loss.

The Company has entered into a new consulting agreement starting May 1, 2021 for the continuation of Mr. Girsault’s engagement with the Company in his current role. Pursuant to the new agreements, the Company has agreed to pay CHG BioVenture SA a monthly fee CHF 4’375 ($4,733) plus 7.7% VAT for his services. In addition, CHG BioVenture SA is eligible for a 1% success fee payment in the event of closing of a partnering agreement in China.

In March 2021, the Company entered into a consulting agreement with Mr. Subhasis Roy, the Company’s current Interim Chief Financial Officer, pursuant to which the Company agreed to pay Mr. Roy a daily rate of CHF 2,000 for his services. The consulting agreement could be terminated by either party upon 30 days’ written notice or immediately by the Company in the event of a material breach by Mr. Roy that could not be cured. The consulting agreement contained customary confidentiality provisions and provided for an 18-month non-solicitation clause. For the years ended December 31, 2022 and 2021, the Company recorded fees to Mr. Roy of $49,480 and $101,717, respectively, included in general and administrative expenses on the statement of operating and comprehensive loss. The Company entered into a new consulting agreement starting June 1, 2021 for the continuation of Mr. Roy’s engagement with the Company. On May 31, 2022, Mr. Roy resigned as the Company’s Interim Chief Financial Officer. Mr. Roy continued to provide transition services to the Company through June 30, 2022.

In February 2021, the Company entered into a consulting agreement with Mr. Eric Konofal, the Company’s current Chief Scientific Officer, pursuant to which the Company agreed to pay Mr. Konofal a daily rate of CHF 2,000 for his services. The consulting agreement may be terminated by either party upon 30 days’ written notice or immediately by the Company in the event of a material breach by Mr. Konofal that cannot be cured. The consulting agreement contains customary confidentiality provisions and provides for an 18-month non-solicitation clause as well as reimbursement for certain expenses. For the years ended December 31, 2022 and 2021, the Company recorded fees to Mr. Konofal of $201,053 and $174,997, respectively, included in research and development expenses on the statement of operating and comprehensive loss. The Company entered into a new consulting agreement starting July 1, 2021 for the continuation of Mr. Konofal’s engagement with the Company in his current role.

In March 2021, the Company entered into a consulting agreement with Mr. Carlos Camozzi, the Company’s current Interim Medical Director, pursuant to which the Company agreed to pay Mr. Camozzi an hourly rate of CHF 230 plus 7.7% VAT for his services. The consulting agreement may be terminated by either party upon 30 days’ written notice or immediately by us in the event of a material breach by Mr. Camozzi that cannot be cured. The consulting agreement contains customary confidentiality provisions and provides for an 18-month non-solicitation clause as well as reimbursement for certain expenses. For the years ended December 31, 2022 and 2021, the Company recorded fees to Mr. Camozzi of $100,841 and $126,326, respectively, included in research and development expenses on the statement of operating and comprehensive loss.

In June 2022, the Company entered into a consulting agreement with Mr. Chad Hellmann, the Company’s current Chief Financial Officer, pursuant to which the Company agreed to pay Mr. Hellmann an annual salary of $160,000 for his services. Additionally, Mr. Hellmann will be eligible for a bonus of up to $56,000 and he received 147,485 options under the Option Plan. For the year ended December 31, 2022, the Company recorded fees to Mr. Hellmann of $93,331, included in general and administrative expenses on the statement of operating and comprehensive loss.

In December 2022, the Company entered into a consulting agreement with Ms. Marianne Lambertson, the Company’s current Head of Corporate Communications & Investor Relations, pursuant to which the Company agreed to pay Ms. Lambertson a monthly retainer of $12,500 for her services. Additionally, Ms. Lambertson will be eligible for a one-time cash bonus based on the share value appreciation on 10,000 phantom shares with share appreciation defined as the difference in the opening share price commencing January 1, 2023 and the closing price ending April 30, 2023. For the year ended December 31, 2022, the Company recorded fees to Ms. Lambertson of $12,500 included in general and administrative expenses on the statement of operating and comprehensive loss.

In December 2022, the Company entered into a consulting agreement with Ms. Astrid Sommer, the Company’s Head of Human Resources, pursuant to which the Company agreed to pay Ms. Sommer a fixed monthly retainer of $4,756 (CHF 4,400) with an additional per hour rate of $270 (CHF 250) for hours exceeding 20 hours per month. For the year ended December 31, 2022, the Company recorded fees to Ms. Sommer of $4,042 (CHF 3,740) included in general and administrative expenses on the statement of operating and comprehensive loss.

In December 2022, the Company entered into a consulting agreement with Mr. Thomas Curatolo, the Company’s current Head of U.S. Commercialization, pursuant to which the Company agreed to pay Mr. Curatolo a monthly retainer of $16,000 per month for his services. Additionally, Mr. Curatolo is eligible to receive a 50,000 option award under the Option Plan. For the year ended December 31, 2022, the Company recorded fees to Mr. Curatolo of $16,000 included in general and administrative expenses on the statement of operating and comprehensive loss.